SCHEDULE II - Condensed Financial Information Of Registrant Progressive Corporation Cash Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes	$ 842.4	$ 1,446.3	$ 954.3
Parent Company
Income taxes	815.0	1,411.0	925.0
Interest	$ 223.9	$ 206.0	$ 184.9